Income/(loss) per share (Tables)	9 Months Ended
Sep. 30, 2025
Income/(loss) per share
Schedule of basic and diluted income/(loss) per share

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$	$	$	$

Basic	0.45	(0.61)	0.66	(5.64)
Diluted	0.44	(0.61)	0.64	(5.64)

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Income/(loss) for the period	147.4	(205.7)	210.4	(1,887.3)
Exclude: loss for the period attributable to non-controlling interests	(3.6)	(1.6)	(9.1)	(8.7)
Income/(loss) for the period attributable to owners of the Company	151.0	(204.1)	219.5	(1,878.6)

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	335,521	333,151	334,886	332,948
Weighted average number of potential ordinary shares	7,258	2,880	6,325	1,628